INCOME TAX - Deferred tax asset (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Deferred tax asset
Net operating loss carryforward	$ 4,856,533	$ 812,183
Total deferred tax assets	36,137,299	1,817,607
Valuation allowance	(4,921,773)	(799,889)
Deferred tax asset, net of allowance	12,861	$ 3,675
Novus Capital Corp [Member]
Deferred tax asset
Net operating loss carryforward	88,799
Total deferred tax assets	88,799
Valuation allowance	$ (88,799)